Income taxes - Schedule of provision of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Domestic	$ 351	$ 448	$ 56
Foreign	3,939	1,090	646
Total current income tax expense	4,290	1,538	702
Deferred:
Domestic	0	0	(126)
Foreign	(128)	389	931
Total deferred income tax expense	(128)	389	805
Total provision for income taxes	$ 4,162	$ 1,927	$ 1,507